Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue	$ 2,110,288	$ 2,680,502	$ (3,154,053)